Schedule of Investments(a)
January 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.42%
Aerospace & Defense–1.13%
Textron, Inc.	1,688,406	$114,912,912
Air Freight & Logistics–1.49%
FedEx Corp.	616,753	151,634,893
Application Software–1.10%
CDK Global, Inc.(b)	2,592,056	111,380,646
Asset Management & Custody Banks–2.66%
Bank of New York Mellon Corp. (The)	2,576,723	152,696,605
State Street Corp.	1,245,274	117,678,393
		270,374,998
Automobile Manufacturers–1.81%
General Motors Co.(c)	3,487,685	183,905,630
Building Products–1.70%
Johnson Controls International PLC	2,373,631	172,491,765
Cable & Satellite–1.34%
Comcast Corp., Class A	2,730,922	136,518,791
Casinos & Gaming–1.09%
Las Vegas Sands Corp.(b)(c)	2,523,489	110,528,818
Communications Equipment–2.00%
Cisco Systems, Inc.	3,653,849	203,409,774
Construction Machinery & Heavy Trucks–3.03%
Caterpillar, Inc.	827,570	166,805,009
Wabtec Corp.(b)	1,581,048	140,555,167
		307,360,176
Consumer Finance–0.41%
Capital One Financial Corp.	283,370	41,578,880
Diversified Banks–10.27%
Bank of America Corp.	7,073,589	326,375,396
Citigroup, Inc.	4,858,956	316,415,215
JPMorgan Chase & Co.	812,453	120,730,516
Wells Fargo & Co.	5,184,004	278,899,415
		1,042,420,542
Electric Utilities–1.60%
Exelon Corp.	2,798,463	162,170,931
Electrical Components & Equipment–3.43%
Eaton Corp. PLC	1,104,841	175,039,960
Emerson Electric Co.	1,883,180	173,158,401
		348,198,361
Fertilizers & Agricultural Chemicals–3.07%
CF Industries Holdings, Inc.(b)	2,130,590	146,733,733
Corteva, Inc.	3,441,145	165,450,252
		312,183,985
Health Care Distributors–2.62%
Henry Schein, Inc.(c)	1,434,259	107,999,702
Shares		Value
Health Care Distributors–(continued)
McKesson Corp.	615,026	$157,889,475
		265,889,177
Health Care Equipment–1.02%
Becton, Dickinson and Co.(b)	409,534	104,078,971
Health Care Facilities–2.11%
HCA Healthcare, Inc.	487,203	116,953,080
Universal Health Services, Inc., Class B(b)	745,164	96,916,030
		213,869,110
Health Care Services–1.96%
CVS Health Corp.	1,865,938	198,741,056
Health Care Supplies–0.61%
DENTSPLY SIRONA, Inc.	1,159,048	61,916,344
Hotel & Resort REITs–0.95%
Host Hotels & Resorts, Inc.(b)(c)	5,537,714	96,023,961
Hotels, Resorts & Cruise Lines–1.36%
Booking Holdings, Inc.(c)	56,403	138,533,100
Household Products–1.93%
Colgate-Palmolive Co.	898,771	74,103,669
Kimberly-Clark Corp.	884,425	121,741,101
		195,844,770
Industrial Conglomerates–1.19%
General Electric Co.	1,282,726	121,191,953
Integrated Oil & Gas–3.71%
Chevron Corp.	1,685,342	221,335,965
Suncor Energy, Inc. (Canada)(b)	5,422,712	154,926,882
		376,262,847
Internet & Direct Marketing Retail–0.45%
eBay, Inc.	764,524	45,924,957
Investment Banking & Brokerage–2.85%
Goldman Sachs Group, Inc. (The)	422,176	149,737,384
Morgan Stanley	1,360,459	139,501,466
		289,238,850
IT Consulting & Other Services–3.19%
Cognizant Technology Solutions Corp., Class A	2,467,196	210,747,882
DXC Technology Co.(c)	3,758,101	113,043,678
		323,791,560
Life & Health Insurance–0.98%
MetLife, Inc.	1,491,252	100,003,359
Managed Health Care–2.80%
Anthem, Inc.	547,367	241,383,373
UnitedHealth Group, Inc.	91,357	43,172,578
		284,555,951
Multi-line Insurance–2.31%
American International Group, Inc.	4,066,076	234,815,889

See accompanying notes which are an integral part of this schedule.
Invesco Comstock Fund

Shares		Value
Oil & Gas Exploration & Production–7.84%
Canadian Natural Resources Ltd. (Canada)	693,907	$35,297,193
ConocoPhillips	1,259,637	111,629,031
Devon Energy Corp.(b)	3,044,831	153,977,104
Hess Corp.	1,510,730	139,425,272
Marathon Oil Corp.	7,808,667	152,034,746
Pioneer Natural Resources Co.	930,667	203,713,699
		796,077,045
Packaged Foods & Meats–0.63%
Kraft Heinz Co. (The)	1,788,595	64,031,701
Paper Packaging–1.37%
International Paper Co.	2,880,172	138,968,299
Pharmaceuticals–5.13%
Bristol-Myers Squibb Co.	1,490,516	96,719,583
Johnson & Johnson	1,012,491	174,442,074
Merck & Co., Inc.	1,275,472	103,925,459
Sanofi, ADR (France)	2,804,002	145,808,104
		520,895,220
Property & Casualty Insurance–0.86%
Allstate Corp. (The)	720,987	87,001,501
Regional Banks–3.92%
Citizens Financial Group, Inc.	2,979,003	153,329,284
Fifth Third Bancorp	3,189,601	142,351,893
Huntington Bancshares, Inc.	4,152,124	62,530,987
M&T Bank Corp.(b)	233,628	39,571,911
		397,784,075
Semiconductors–3.82%
Intel Corp.	1,430,847	69,853,951
NXP Semiconductors N.V. (China)	840,293	172,629,794
QUALCOMM, Inc.	824,779	144,963,157
		387,446,902
Soft Drinks–1.83%
Coca-Cola Co. (The)	3,041,127	185,539,158
Shares		Value
Systems Software–1.59%
Microsoft Corp.	518,910	$161,370,632
Tobacco–4.48%
Altria Group, Inc.	2,624,387	133,528,811
Philip Morris International, Inc.	3,121,851	321,082,375
		454,611,186
Wireless Telecommunication Services–0.78%
T-Mobile US, Inc.(c)	733,546	79,347,671
Total Common Stocks & Other Equity Interests (Cost $5,693,216,872)		9,992,826,347
Money Market Funds–1.71%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	60,987,937	60,987,937
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	43,171,579	43,175,896
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	69,700,500	69,700,500
Total Money Market Funds (Cost $173,855,687)		173,864,333
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.13% (Cost $5,867,072,559)		10,166,690,680
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.55%
Invesco Private Government Fund, 0.02%(d)(e)(f)	16,751,112	16,751,112
Invesco Private Prime Fund, 0.11%(d)(e)(f)	39,078,112	39,085,926
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $55,837,040)		55,837,038
TOTAL INVESTMENTS IN SECURITIES–100.68% (Cost $5,922,909,599)		10,222,527,718
OTHER ASSETS LESS LIABILITIES—(0.68)%		(68,570,510)
NET ASSETS–100.00%		$10,153,957,208
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$47,711,355	$276,779,654	$(263,503,072)	$-	$-	$60,987,937	$10,153
Invesco Liquid Assets Portfolio, Institutional Class	35,298,735	195,784,375	(187,895,029)	(7,071)	(5,114)	43,175,896	3,235
Invesco Treasury Portfolio, Institutional Class	54,527,262	316,319,604	(301,146,366)	-	-	69,700,500	4,558
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Fund

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$18,814,880	$583,061,725	$(585,125,493)	$-	$-	$16,751,112	$2,321*
Invesco Private Prime Fund	28,222,320	1,136,923,100	(1,126,047,878)	(2)	(11,614)	39,085,926	32,236*
Total	$184,574,552	$2,508,868,458	$(2,463,717,838)	$(7,073)	$(16,728)	$229,701,371	$52,503

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/04/2022	Deutsche Bank AG	EUR	1,630,095	USD	1,853,527	$22,124
02/04/2022	Deutsche Bank AG	USD	4,062,100	CAD	5,173,224	7,610
02/04/2022	Goldman Sachs International	EUR	61,945,718	USD	69,993,148	397,449
02/04/2022	J.P. Morgan Chase Bank, N.A.	EUR	1,490,948	USD	1,701,978	26,905
Subtotal—Appreciation						454,088
Currency Risk
02/04/2022	Deutsche Bank AG	CAD	8,310,227	USD	6,510,043	(27,508)
02/04/2022	Deutsche Bank AG	EUR	2,591,973	USD	2,888,951	(23,117)
02/04/2022	Deutsche Bank AG	USD	15,922,240	CAD	20,065,131	(137,255)
02/04/2022	Goldman Sachs International	CAD	148,457,519	USD	116,334,530	(455,124)
02/04/2022	Goldman Sachs International	USD	8,365,875	CAD	10,501,444	(104,521)
02/04/2022	J.P. Morgan Chase Bank, N.A.	USD	1,433,277	EUR	1,255,103	(23,175)
Subtotal—Depreciation						(770,700)
Total Forward Foreign Currency Contracts						$(316,612)

Abbreviations:
CAD	—Canadian Dollar
EUR	—Euro
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$9,992,826,347	$—	$—	$9,992,826,347
Money Market Funds	173,864,333	55,837,038	—	229,701,371
Total Investments in Securities	10,166,690,680	55,837,038	—	10,222,527,718
Other Investments - Assets*
Forward Foreign Currency Contracts	—	454,088	—	454,088
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(770,700)	—	(770,700)
Total Other Investments	—	(316,612)	—	(316,612)
Total Investments	$10,166,690,680	$55,520,426	$—	$10,222,211,106

*	Unrealized appreciation (depreciation).
Invesco Comstock Fund